ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Gain Realized on Disposal

RMB
Fair value of retained noncontrolling investment	151,355
Disposition of net assets	92,501
Gain on disposal of Beijing Century Friendship and BPMC	58,854

Schedule of Reconciliation of total purchase consideration

The following is a reconciliation of the total purchase consideration for the acquisition:

RMB
- Cash consideration	421,730
- Fair value of previously hold equity interests	407,998
- Settlement of amounts due to Tianjin Jiatai Group (including the mandatorily redeemable noncontrolling interest in SP and purchase consideration of Wuxi MZJH)	(675,854)
- Settlement of advance from suppliers	(94,530)
- Settlement of other receivables	84,715
Total	144,059

Schedule of actual results from acquisition date

	For the Years Ended December 31,
	2019
	RMB	US$

Net revenues	366	53
Net loss	(7,902)	(1,135)

JWYK [Member]
Schedule of Breakdown of Assets and Liabilities Attributed to Discontinued Operations

The carrying value of assets and liabilities of Beijing Century Friendship and BPMC as of April 6, 2017 (the date of disposal), are as follows:

RMB
Current assets	18,035
Deposit for operating license	109,581
Other non-current assets use	45
Current liabilities	(35,152)
Noncontrolling interests	(8)
Net assets disposed	92,501

Guofu Huimei, Beijing Century Friendship, BPMC And CMCC [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

RMB
Current assets	47,827
Property, plant and equipment, net	17,297
Intangible assets*	454,013
Long term investments	300,504
Other non-current assets	108,322
Deferred tax assets	185
Goodwill	165,171
Current liabilities	(61,454)
Non-current liability	(165,436)
Deferred tax liabilities	(113,340)
Noncontrolling interests	(99,480)
Total	653,609

RMB
Total purchase price is comprised of:
- Cash consideration	570,600
- Fair value of previously hold equity interests	520,625
- Effective extinguishment of loans from the acquisition	(437,616)
Total	653,609

* Acquired amortizable intangible assets primarily include two operating licenses of hospitals of RMB164,440 and RMB272,910 respectively and a favorable lease contract of RMB16,010. The operating licenses have estimated amortization periods of 20 years and the favorable lease contract has estimated amortization periods of 12 years.

The following unaudited supplemental pro forma consolidated financial information for the years ended December 31, 2017 and 2018 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what the combined company’s operating results would have been had the acquisition taken place on January 1, 2017, nor do they project the future results of operations of the combined company. The actual results of operations of the combined company may differ significantly from the pro forma adjustments reflected here due to many factors.

	Unaudited Supplemental Pro Forma
	For the year ended December 31,
	2017	2018
	RMB	RMB

Net revenues	4,569	12,056
Net loss	(70,018)	(63,159)

The results of operations of Guofu Huimei, Beijing Century Friendship, BPMC and CMCC since the acquisition date included in the consolidated statement of comprehensive loss of the Company for the year ended December 31, 2018 is as follows:

For the Years Ended
December 31,
2018
RMB

Net revenues	4,827
Net loss	(5,639)

Tianjin Jiatai Group [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

RMB
Current assets	9,451
Property, plant and equipment, net	53,649
Intangible assets	89,000
Goodwill	45,272
Current liabilities	(31,063)
Deferred tax liabilities	(22,250)
Total	144,059

The acquired intangible assets primarily include operating license for hospitals of RMB84,000 and a favorable lease contract of RMB5,000. The estimated amortization period of the operating licenses and favorable lease contract was 20 years and 17 years, respectively. The Group recognized RMB 45,272 (US$6,503) in goodwill arising from this acquisition, attributed to the synergies it expects from the combined operations of proton hospitals, the assembled workforce and their knowledge and experience in the PRC. The goodwill recognized is not deductible for income tax purposes.

The following unaudited supplemental pro forma consolidated financial information for the years ended December 31, 2018 and 2019 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what the combined company’s operating results would have been had the acquisition taken place on January 1, 2018, nor do they project the future results of operations of the combined company. The actual results of operations of the combined company may differ significantly from the pro forma adjustments reflected here due to many factors.

	Unaudited Supplemental Pro Forma
	For the year ended December 31,
	2018	2019	2019
	RMB	RMB	US$

Net revenues	186,086	193,251	27,759
Net loss	(376,130)	(589,774)	(84,716)